Property, plant and equipment (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	₨ 57,869
Ending Balance	54,088		$ 782	₨ 57,869
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	100,186			93,494
Additions	8,313			7,612
Disposals	(4,048)	[1],[2]		(1,549)
Effect of changes in foreign exchange rates	279			629
Ending Balance	104,730			100,186
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	50,245			42,980
Depreciation for the year	8,362			8,285
Impairment	89
Disposals	(3,232)	[1],[2]		(1,392)
Effect of changes in foreign exchange rates	96			372
Ending Balance	55,560			50,245
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	49,941			50,514
Ending Balance	49,170			49,941
Plant and equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	67,215			62,429
Additions	6,002			5,458
Disposals	(2,444)	[1],[2]		(1,071)
Effect of changes in foreign exchange rates	167			399
Ending Balance	70,940			67,215
Plant and equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38,985			33,225
Depreciation for the year	6,538			6,455
Impairment	17
Disposals	(1,945)	[1],[2]		(955)
Effect of changes in foreign exchange rates	47			260
Ending Balance	43,642			38,985
Plant and equipment [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,230			29,204
Ending Balance	27,298			28,230
Capital-work-in-progress [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance				7,928
Ending Balance	4,918
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,216			3,868
Additions	3			324
Disposals	(51)	[1],[2]		(7)
Effect of changes in foreign exchange rates	24			31
Ending Balance	4,192			4,216
Land [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	38			38
Depreciation for the year	0			0
Impairment	12
Disposals	(50)	[1],[2]		0
Effect of changes in foreign exchange rates	0			0
Ending Balance	0			38
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,178			3,830
Ending Balance	4,192			4,178
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	22,441			21,291
Additions	1,476			1,030
Disposals	(892)	[1],[2]		(42)
Effect of changes in foreign exchange rates	81			162
Ending Balance	23,106			22,441
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,343			5,318
Depreciation for the year	1,040			972
Impairment	59
Disposals	(612)	[1],[2]		(29)
Effect of changes in foreign exchange rates	43			82
Ending Balance	6,873			6,343
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	16,098			15,973
Ending Balance	16,233			16,098
Office Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5,544			5,155
Additions	707			507
Disposals	(541)	[1],[2]		(154)
Effect of changes in foreign exchange rates	7			36
Ending Balance	5,717			5,544
Office Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,505			4,007
Depreciation for the year	614			613
Impairment	1
Disposals	(523)	[1],[2]		(144)
Effect of changes in foreign exchange rates	6			29
Ending Balance	4,603			4,505
Office Equipment [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,039			1,148
Ending Balance	1,114			1,039
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	770			751
Additions	125			293
Disposals	(120)	[1],[2]		(275)
Effect of changes in foreign exchange rates	0			1
Ending Balance	775			770
Vehicles [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	374			392
Depreciation for the year	170			245
Impairment	0
Disposals	(102)	[1],[2]		(264)
Effect of changes in foreign exchange rates	0			1
Ending Balance	442			374
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	396			359
Ending Balance	₨ 333			₨ 396

[1]	During the three months ended December 31, 2018, the Company sold one of its API manufacturing business units located in Jeedimetla,Hyderabad to Therapiva Private Limited. This sale was done on a slump sale basis (an Indian tax law concept which refers to the transfer of a business as a going concern without values being assigned to individual assets and liabilities), including all related property, plant and equipment, current assets, current liabilities, and transfer of employees. An amount of Rs.423 representing the profit on the sale of such business unit was included under the head “Other income, net”.
[2]	During the three months ended September 30, 2018, the Company sold its subsidiary Dr. Reddy’s Laboratories Tennessee, LLC and certain related assets to Neopharma Inc., resulting in the disposition of the Company’s formulations manufacturing facility and related assets in Bristol, Tennessee.